Remuneration and other benefits paid to key management personnel	12 Months Ended
Dec. 31, 2017
Remuneration and other benefits paid to key management personnel
Remuneration and other benefits paid to key management personnel

26.   Remuneration and other benefits paid to key management personnel

Remuneration and other benefits paid to key management personnel during the years ended December 31 is as follows:

	2017	2016	2015
	US$'000	US$'000	US$'000
Fixed remuneration	5,625	4,494	2,054
Variable remuneration	3,710	3,258	1,658
Contributions to pension plans and insurance policies	215	281	152
Share-based payments	1,738	-	-
Other remuneration	17	177	45
Total	11,305	8,210	3,909

In addition to the compensation information above, during 2016, fixed remuneration, variable remuneration, contributions to pension plans and insurances policies corresponding to the Company’s former Executive Chairman amounted to $1,117 thousand, $749 thousand, and $4 thousand, respectively. In addition, as of December 31, 2016, severance benefits were accrued in the amount of $22,672 thousand, related to the resignation of the former Company’s Executive Chairman.

During 2017, 2016 and 2015, no loans and advances have been granted to key management personnel.